Goodwill and Intangible Assets - Components of Identifiable Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,133	$ 1,330
Accumulated Amortization	(1,308)	(1,162)
Net Carrying Amount	825	168
Customer lists and user base
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,134	613
Accumulated Amortization	(623)	(563)
Net Carrying Amount	$ 511	$ 50
Weighted Average Useful Life (Years)	7 years	3 years
Marketing related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 301	$ 198
Accumulated Amortization	(207)	(196)
Net Carrying Amount	$ 94	$ 2
Weighted Average Useful Life (Years)	3 years	1 year
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 453	$ 274
Accumulated Amortization	(269)	(215)
Net Carrying Amount	$ 184	$ 59
Weighted Average Useful Life (Years)	3 years	3 years
All other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 245	$ 245
Accumulated Amortization	(209)	(188)
Net Carrying Amount	$ 36	$ 57
Weighted Average Useful Life (Years)	5 years	5 years